Warrant - Summary Of Warrant (Detail) - USD ($)						3 Months Ended
	Apr. 30, 2022	Jan. 30, 2022	Jan. 28, 2022	Oct. 31, 2021	Aug. 10, 2021	Apr. 30, 2022	Mar. 31, 2022	Jan. 31, 2022	Oct. 31, 2021
Disclosure of Warrants Explanatory [Line Items]
Warrant liability	$ 0					$ 0		$ 0
Number Of Warrants Exercised		9,678	7,596				9,578	1,982	100
Proceeds from cash exercise of warrants							$ 22,370
Number of warrants exercised cashless exercises							22,540,651
Cashless exercises						$ 45,868,706	$ 45,868,706
Number of warrants exercised redemptions							449,665
Proceeds from redemption of warrants							$ 44,967
Fair value gain loss on warrant liability							$ 36,173,291
Peridot Acquisition Corp [Member]
Disclosure of Warrants Explanatory [Line Items]
Class of warrant or right number of warrants assumed in acquisition	0			22,999,894	23,000,000		0
Warrant liability				$ 82,109,334	$ 48,299,987				$ 82,109,334